Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-42286
Entity Registrant Name	ZJK Industrial Co., Ltd.
Entity Central Index Key	0001941506
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No.8, Jingqiang Road, 138 Industrial Zone,
Entity Address, Address Line Two	Xiuxin Community, Kengzi Town,
Entity Address, Address Line Three	Pingshan New Area
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518122
Title of 12(b) Security	Ordinary shares, par value US$0.000016666667 per share
Trading Symbol	ZJK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	61,381,249
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	7000
Auditor Name	HTL International, LLC
Auditor Location	Houston, Texas
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	No.8, Jingqiang Road, 138 Industrial Zone,
Entity Address, Address Line Two	Xiuxin Community, Kengzi Town,
Entity Address, Address Line Three	Pingshan New Area
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518122
City Area Code	86
Local Phone Number	0755-28341175
Contact Personnel Name	Kai Huang
Contact Personnel Email Address	kai.huang@zjk-industrial.com